Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets

(10)	Goodwill and Intangible Assets
Goodwill
During the thirteen and thirty-nine weeks ended October 1, 2023, the Company recorded $119.4 million of goodwill impairment related to the goodwill assigned to Solaria, Inc. See Note 8 – Divestiture for additional information regarding the divestiture. The goodwill balances as of October 1, 2023 and December 31, 2022 were zero and $119.4 million, respectively. See Note 6 – Business Combination for additional information regarding the Company’s acquisitions including recognition of goodwill.
Intangible Assets
The following table provides a reconciliation of intangible assets reported as of October 1, 2023 and December 31, 2022 (in thousands, except years data):

	As of October 1, 2023
	Gross Carrying Amount	Impairment	Held for Sale	Accumulated Amortization	Net Amount
Assembled workforce	$137	$—	$—	(137)	$—
Trademarks	5,700	(3,714)	(1,463)	(523)	—
Customer relationship	24,700	(16,094)	(7,577)	(1,029)	—
Developed technology	12,700	(8,275)	(3,259)	(1,166)	—

Total intangible assets	$43,237	$(28,083)	$(12,299)	$(2,855)	$—

	As of December 31, 2022
	Weighted- Average Remaining Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Amount
Assembled workforce	0.1	$137	$(133)	$4
Trademarks	9.8	5,700	(95)	5,605
Customer relationship	21.8	24,700	(187)	24,513
Developed technology	9.8	12,700	(212)	12,488

Total intangible assets		$43,237	$(627)	$42,610

Amortization expense related to intangible assets for the thirteen and thirty-nine weeks ended October 1, 2023 and the three and nine months ended September 30, 2022 were as follows (in thousands):

	Thirteen Weeks Ended October 1, 2023	Three Months Ended September 30, 2022	Thirty-Nine Weeks Ended October 1, 2023	Nine Months Ended September 30, 2022
Assembled workforce	$—	$17	$4	$51
Trademarks	142	—	428	—
Customer relationship	279	—	843	—
Developed technology	317	—	953	—

Total amortization expense	$738	$17	$2,228	$51

Amortization expense for the thirteen and thirty-nine weeks ended October 1, 2023 was recorded as loss from discontinued operations on the accompanying unaudited condensed consolidated statements of operations and comprehensive income (loss). For the three and nine months ended September 30, 2022, amortization expense related to intangible assets of less than $0.1 million was recorded to general and administrative expense on the accompanying unaudited condensed consolidated statements of operations and comprehensive income (loss).
The Company does not expect to recognize any future amortization expense of intangible assets as of October 1, 2023.

(8)	Intangible Assets, Net
Intangible assets consisted of the following (in thousands, except years data):

	As of December 31, 2022				As of December 31, 2021
	Weighted- Average Remaining Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Amount	Gross Carrying Amount	Accumulated Amortization	Net Amount
Assembled workforce	0.1	$137	$(133)	$4	$137	$(65)	$72
Amortization expense related to intangible assets for the years ended December 31, 2022, 2021, and 2020 was $0.1 million, $0.1 million and zero, respectively.
For the year ended December 31, 2022, amortization expense related to intangible assets of $0.1 million and $0.1 million, respectively, was recorded in general and administrative expense on the accompanying consolidated statements of operations and comprehensive loss.

For the year ended December 31, 2020, amortization expense related to intangible assets was zero.
As of December 31, 2022, amortization expense for intangible assets for 2023 is expected to be $0.1 million. Amortization expense for intangible assets is not
expected to be material for periods subsequent to 2023.

Assembled workforce
On January 21, 2021, the Company entered into an agreement to purchase the business assets of Current Insight, an engineering firm that develops designs for residential solar installations in a cost-effective manner for its customers. Consideration for the asset acquisition amounted to an aggregate purchase price of $0.2 million, comprised of a promissory note for $0.1 million and 30,000 shares of the Company’s common stock with an aggregate fair value of less than $0.1 million. The transaction was accounted for as an asset purchase in accordance with ASC 805,
Business Combinations
.
The Company concluded that tangible and other assets acquired in the transaction did not have material value and, as such, ascribed no consideration to them. The total purchase price was allocated exclusively to the acquired assembled workforce, which is amortized on a straight-line basis over an estimated useful life of two years.